Common Stock and Common Stock Warrant - Additional Information (Details) - USD ($)		2 Months Ended		9 Months Ended		12 Months Ended
	Jun. 09, 2020	May 31, 2019	Apr. 30, 2019	Sep. 27, 2020	Sep. 29, 2019	Dec. 29, 2019	Dec. 30, 2018
Class of Stock [Line Items]
Common stock, shares issued				39,432,161		31,429,898	28,461,978
Common stock, par value				$ 0.0001		$ 0.0001	$ 0.0001
Shares purchase price per share		$ 5.0087	$ 5.0087
Proceeds from issuance of common stock					$ 14,097,000	$ 15,000,000
Payments of stock issuance costs						903,000
Number of common stock shares repurchase during the period		2,852,770	2,852,770
Proceed from repurchase of common stock		$ 14,289,000	$ 14,289,000		$ 14,289,000	$ 14,289,000
Common stock voting rights				Each share of the Company’s common stock is entitled to one vote on all matters submitted to a vote of the Company’s stockholders.		Each share of the Company's common stock is entitled to one vote on all matters submitted to a vote of the Company's stockholders.
Common stock dividend declared or paid				$ 0		$ 0
Proceeds from exercise of warrant				$ 282,000
Common stock, shares authorized				310,000,000		40,348,565	37,533,553
Guarantor
Class of Stock [Line Items]
Warrants issued to purchase of common stock shares	196,800					196,800
Warrant exercise price per share	$ 1.43					$ 1.43
Proceeds from exercise of warrant	$ 282,000
Manna Tree Partners
Class of Stock [Line Items]
Number of common stock shares issued and sold during the period			2,815,012
Shares purchase price per share			$ 5.3286
Proceeds from issuance of common stock			$ 14,097,000
Payments of stock issuance costs			$ 903,000